Business Combinations (Details) - Southland Holdings Llc [Member] $ in Thousands	Sep. 30, 2021 USD ($)
Cash and cash equivalents	$ 9,133
Restricted cash	99,978
Receivables – contract	59,231
Accounts receivable, net	137,743
Investments	95,022
Costs to fulfill contract, net	1,654
Other current assets	4,128
Property and equipment, net	20,520
Intangible assets, net of accumulated amortization	5,913
Other noncurrent assets	159
Accounts Payable	(32,145)
Other noncurrent liabilities	(6,473)
Accrued Liabilities	(88,245)
Contract Liabilities	(286,238)
Deferred tax liabilities	(380)
Total identifiable net assets	$ 20,000